Satellites, Property and other Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of satellites, property and other equipment
	Satellites	Antennas, satellite control & communication equipment	Building, equipment & other	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2020	$3,553,115	$163,667	$90,571	$29,141	$11,175	$3,847,669
Additions	—	300	1,335	6,813	87,444	95,892
Disposals/retirements	(93,755)	(2,921)	(364)	—	—	(97,040)
Transfers from assets under construction	—	3,844	619	—	(4,463)	—
Impact of foreign exchange	(16,028)	(836)	(423)	(438)	(4,402)	(22,127)
Cost as at December 31, 2020	3,443,332	164,054	91,738	35,516	89,754	3,824,394
Additions	—	261	631	10,074	313,909	324,875
Disposals/retirements	(59,500)	(2,812)	(4,949)	(2,760)	—	(70,021)
Transfers from assets under construction	—	5,948	3,913	—	(9,861)	—
Reclassifications(2)	—	4,276	(5,047)	771	(1,493)	(1,493)
Impact of foreign exchange	(5,322)	58	(551)	(221)	318	(5,718)
Cost as at December 31, 2021	$3,378,510	$171,785	$85,735	$43,380	$392,627	$4,072,037
Accumulated depreciation and impairment as at January 1, 2020	$(2,218,821)	$(113,249)	$(54,299)	$(2,367)	$—	$(2,388,736)
Depreciation	(200,041)	(8,678)	(4,966)	(3,200)	—	(216,885)
Disposals/retirements	93,755	2,702	305	—	—	96,762
Impact of foreign exchange	2,178	404	301	108	—	2,991
Accumulated depreciation and impairment as at December 31, 2020	(2,322,929)	(118,821)	(58,659)	(5,459)	—	(2,505,868)
Depreciation	(182,848)	(10,121)	(7,817)	(2,986)	—	(203,772)
Disposals/retirements	59,500	2,627	4,231	1,420	—	67,778
Reclassifications	—	(3,667)	4,438	(771)	—	—
Impact of foreign exchange	910	118	118	454	—	1,600
Accumulated depreciation and impairment as at December 31, 2021	$(2,445,367)	$(129,864)	$(57,689)	$(7,342)	$—	$(2,640,262)
Net carrying values
As at December 31, 2020	$1,120,403	$45,233	$33,079	$30,057	$89,754	$1,318,526
As at December 31, 2021	$933,143	$41,921	$28,046	$36,038	$392,627	$1,431,775